Quarterly Holdings Report
for
Fidelity Advisor Freedom® 2020 Fund
December 31, 2023
AFF20-NPRT3-0224
1.811328.119
U.S. Treasury Obligations - 0.2%
	Principal Amount (a)	Value ($)
U.S. Treasury Bills, yield at date of purchase 5.29% to 5.38% 1/25/24 to 3/21/24 (b) (Cost $2,369,854)	2,380,000	2,370,261

Domestic Equity Funds - 23.0%
	Shares	Value ($)
Fidelity Advisor Series Equity Growth Fund (c)	2,872,034	44,573,968
Fidelity Advisor Series Growth Opportunities Fund (c)	2,446,734	31,391,600
Fidelity Advisor Series Small Cap Fund (c)	1,337,450	16,236,638
Fidelity Series All-Sector Equity Fund (c)	1,372,925	14,786,406
Fidelity Series Commodity Strategy Fund (c)	91,950	8,517,356
Fidelity Series Large Cap Stock Fund (c)	3,059,510	59,782,830
Fidelity Series Large Cap Value Index Fund (c)	399,834	5,885,563
Fidelity Series Opportunistic Insights Fund (c)	1,875,877	35,379,033
Fidelity Series Small Cap Core Fund (c)	10,501	118,133
Fidelity Series Small Cap Opportunities Fund (c)	1,450,968	20,168,448
Fidelity Series Stock Selector Large Cap Value Fund (c)	2,658,281	34,717,145
Fidelity Series Value Discovery Fund (c)	2,394,126	35,624,597
TOTAL DOMESTIC EQUITY FUNDS (Cost $213,445,309)		307,181,717

International Equity Funds - 24.0%
	Shares	Value ($)
Fidelity Series Canada Fund (c)	1,327,765	19,504,865
Fidelity Series Emerging Markets Fund (c)	2,755,039	23,307,631
Fidelity Series Emerging Markets Opportunities Fund (c)	5,419,858	93,926,143
Fidelity Series International Growth Fund (c)	3,180,638	54,484,328
Fidelity Series International Small Cap Fund (c)	1,210,647	20,532,579
Fidelity Series International Value Fund (c)	4,673,158	54,535,748
Fidelity Series Overseas Fund (c)	4,197,905	54,446,822
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $235,448,531)		320,738,116

Bond Funds - 49.4%
	Shares	Value ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund (c)	4,707,970	44,584,475
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (c)	13,397,201	102,622,556
Fidelity Series Emerging Markets Debt Fund (c)	890,757	6,903,363
Fidelity Series Emerging Markets Debt Local Currency Fund (c)	241,044	2,258,584
Fidelity Series Floating Rate High Income Fund (c)	136,996	1,237,075
Fidelity Series High Income Fund (c)	820,678	6,901,906
Fidelity Series International Credit Fund (c)	178,136	1,421,523
Fidelity Series International Developed Markets Bond Index Fund (c)	5,841,418	51,053,994
Fidelity Series Investment Grade Bond Fund (c)	37,762,305	381,399,281
Fidelity Series Long-Term Treasury Bond Index Fund (c)	10,011,335	58,666,421
Fidelity Series Real Estate Income Fund (c)	138,664	1,315,917
TOTAL BOND FUNDS (Cost $743,567,597)		658,365,095

Short-Term Funds - 3.4%
	Shares	Value ($)
Fidelity Cash Central Fund 5.40% (d)	3,295,415	3,296,074
Fidelity Series Government Money Market Fund 5.43% (c)(e)	39,805,226	39,805,226
Fidelity Series Short-Term Credit Fund (c)	230,741	2,272,799
TOTAL SHORT-TERM FUNDS (Cost $45,382,961)		45,374,099

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $1,240,214,252)	1,334,029,288
NET OTHER ASSETS (LIABILITIES) - 0.0%	(158,421)
NET ASSETS - 100.0%	1,333,870,867

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Treasury Contracts
CBOT 10-Year U.S. Treasury Note Contracts (United States)	267	Mar 2024	30,141,797	972,411	972,411
CBOT 5-Year U.S. Treasury Note Contracts (United States)	425	Mar 2024	46,228,711	1,017,676	1,017,676
CBOT Long Term U.S. Treasury Bond Contracts (United States)	53	Mar 2024	6,621,688	481,220	481,220

TOTAL PURCHASED					2,471,307

Sold

Equity Index Contracts
CME Micro E-mini S&P 500 Index Contracts (United States)	46	Mar 2024	11,086,000	(368,060)	(368,060)
ICE MSCI EAFE Index Contracts (United States)	14	Mar 2024	1,576,680	(25,877)	(25,877)
ICE MSCI Emerging Markets Index Contracts (United States)	238	Mar 2024	12,301,030	(545,857)	(545,857)

TOTAL SOLD					(939,794)

TOTAL FUTURES CONTRACTS					1,531,513
The notional amount of futures purchased as a percentage of Net Assets is 6.3%
The notional amount of futures sold as a percentage of Net Assets is 1.8%

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $2,370,261.
(c)	Affiliated Fund
(d)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(e)	The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.40%	2,814,087	24,384,900	23,902,913	90,645	-	-	3,296,074	0.0%
Total	2,814,087	24,384,900	23,902,913	90,645	-	-	3,296,074

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Advisor Series Equity Growth Fund	45,577,007	6,769,897	15,199,448	2,395,550	2,787,056	4,639,456	44,573,968
Fidelity Advisor Series Growth Opportunities Fund	32,229,945	3,626,487	12,405,843	105,653	122,790	7,818,221	31,391,600
Fidelity Advisor Series Small Cap Fund	18,201,841	1,835,504	5,386,381	645,283	474,204	1,111,470	16,236,638
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	35,645,468	14,280,993	5,238,961	1,060,003	(34,769)	(68,256)	44,584,475
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	116,384,119	8,490,758	16,352,529	3,327,896	(2,821,139)	(3,078,653)	102,622,556
Fidelity Series All-Sector Equity Fund	16,476,467	828,931	4,630,587	697,599	91,673	2,019,922	14,786,406
Fidelity Series Canada Fund	22,974,237	1,307,703	6,247,743	646,949	1,509,786	(39,118)	19,504,865
Fidelity Series Commodity Strategy Fund	9,797,732	1,418,723	2,118,621	401,770	(2,058,873)	1,478,395	8,517,356
Fidelity Series Emerging Markets Debt Fund	7,239,867	427,263	1,113,202	336,966	(310,705)	660,140	6,903,363
Fidelity Series Emerging Markets Debt Local Currency Fund	2,450,986	157,748	413,508	112,798	(41,156)	104,514	2,258,584
Fidelity Series Emerging Markets Fund	16,242,608	7,035,552	821,896	559,921	21,324	830,043	23,307,631
Fidelity Series Emerging Markets Opportunities Fund	110,505,835	2,876,881	24,922,368	2,598,833	1,673,521	3,792,274	93,926,143
Fidelity Series Floating Rate High Income Fund	1,303,269	106,007	195,085	94,417	(15,622)	38,506	1,237,075
Fidelity Series Government Money Market Fund 5.43%	32,626,931	13,806,503	6,628,208	1,386,462	-	-	39,805,226
Fidelity Series High Income Fund	7,351,481	406,698	1,042,526	344,145	(126,346)	312,599	6,901,906
Fidelity Series International Credit Fund	1,334,421	50,977	-	50,978	-	36,125	1,421,523
Fidelity Series International Developed Markets Bond Index Fund	55,486,568	3,531,573	8,127,782	2,018,620	(887,993)	1,051,628	51,053,994
Fidelity Series International Growth Fund	60,706,289	2,532,820	13,232,994	703,120	4,372,125	106,088	54,484,328
Fidelity Series International Small Cap Fund	16,738,368	5,611,356	3,516,552	698,958	763,182	936,225	20,532,579
Fidelity Series International Value Fund	60,381,962	2,980,676	14,205,106	1,750,762	2,631,006	2,747,210	54,535,748
Fidelity Series Investment Grade Bond Fund	397,954,514	40,979,880	57,029,062	11,861,339	(4,826,443)	4,320,392	381,399,281
Fidelity Series Large Cap Stock Fund	66,167,200	3,958,876	16,899,646	3,228,610	4,323,637	2,232,763	59,782,830
Fidelity Series Large Cap Value Index Fund	6,931,311	490,944	1,911,471	238,877	432,935	(58,156)	5,885,563
Fidelity Series Long-Term Treasury Bond Index Fund	63,724,173	8,238,994	9,770,697	1,443,247	(2,223,614)	(1,302,435)	58,666,421
Fidelity Series Opportunistic Insights Fund	39,303,231	677,189	11,701,264	364,032	3,624,481	3,475,396	35,379,033
Fidelity Series Overseas Fund	60,646,817	2,239,029	12,765,621	894,371	2,209,638	2,116,959	54,446,822
Fidelity Series Real Estate Income Fund	2,569,324	117,675	1,378,317	99,132	(64,548)	71,783	1,315,917
Fidelity Series Short-Term Credit Fund	3,209,993	127,212	1,112,909	60,070	(21,715)	70,218	2,272,799
Fidelity Series Small Cap Core Fund	-	137,364	38,431	2,261	3,974	15,226	118,133
Fidelity Series Small Cap Opportunities Fund	22,273,067	1,457,475	6,357,323	213,741	1,681,132	1,114,097	20,168,448
Fidelity Series Stock Selector Large Cap Value Fund	41,605,068	2,279,801	12,332,712	1,602,979	1,381,213	1,783,775	34,717,145
Fidelity Series Value Discovery Fund	42,506,689	3,048,528	11,352,126	1,657,117	2,043,400	(621,894)	35,624,597
	1,416,546,788	141,836,017	284,448,919	41,602,459	16,714,154	37,714,913	1,328,362,953

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. Treasury Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Interest Rate Risk - Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

The Fund used futures contracts to manage its exposure to the bond market and fluctuations in interest rates.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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